Income taxes - Schedule of Income Tax Expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Income Tax Disclosure [Abstract]
Foreign income before income taxes	$ 341,312	$ 259,282	$ 278,117
Weighted-average statutory income tax rate	0.384	0.387	0.361
Income tax expense at weighted-average statutory tax rate on foreign income before income taxes	$ 131,033	$ 100,297	$ 100,411
Change in valuation allowance		9,956	(254)
Expiration and changes in tax loss carryforwards		865	3,784
Venezuela and Argentina remeasurement and inflationary impacts		(2,646)	(16,234)
Non-deductible expenses		17,029	15,548
Tax benefits and Non-taxable income		(19,845)	(12,826)
Income taxes withholdings on intercompany transactions		10,520	9,704
Differences including exchange rate, inflation adjustment and filing differences		(7,849)	(5,586)
Alternative Taxes		1,120	2,109
Others		456	(954)
Income tax expense, net	$ 128,728	$ 109,903	$ 95,702